FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of financial instruments

								Consolidated
Consolidated					12/31/2023			12/31/2022
	Notes	Fair value through other comprehensive income	Fair value through profit or loss	Measured at amortized cost	Balances	Fair value through profit or loss	Measured at amortized cost	Balances
Assets
Current
Cash and cash equivalents	4			16,046,218	16,046,218		11,991,356	11,991,356
Short-term investments	5		1,493,204	39,800	1,533,004	1,184,895	271,590	1,456,485
Trade receivables	6			3,269,764	3,269,764		3,233,164	3,233,164
Dividends and interest on equity	9			185,178	185,178		77,377	77,377
Derivative financial instruments	9		32,211		32,211
Trading securities	9		7,198		7,198	9,596		9,596
Loans - related parties	9			5,316	5,316		5,383	5,383
Total			1,532,613	19,546,276	21,078,889	1,194,491	15,578,870	16,773,361

Non-current
Investments	5			251,299	251,299		156,185	156,185
Other trade receivables	9			10,406	10,406		8,059	8,059
Eletrobrás compulsory loan	9			62,913	62,913		58,030	58,030
Receivables by indemnity	9			992,577	992,577		974,863	974,863
Loans - related parties	9			1,659,412	1,659,412		1,384,773	1,384,773
Investments	10		78,737		78,737	94,700		94,700
Total			78,737	2,976,607	3,055,344	94,700	2,581,910	2,676,610

Total Assets			1,611,350	22,522,883	24,134,233	1,289,191	18,160,780	19,449,971

Liabilities
Current
Borrowings and financing	13			7,701,796	7,701,796		5,269,952	5,269,952
Leases	15			137,638	137,638		177,010	177,010
Trade payables	16			7,739,520	7,739,520		6,596,915	6,596,915
Trade payables -drawee risk	17			4,209,434	4,209,434		5,709,069	5,709,069
Dividends and interest on capital	17			80,624	80,624		611,307	611,307
Derivative financial instruments	17	672,280	263,747		936,027	416,935		416,935
Total		672,280	263,747	19,869,012	20,805,039	416,935	18,364,253	18,781,188

Non-current
Borrowings and financing	13			37,772,116	37,772,116		36,170,996	36,170,996
Leases	15			596,123	596,123		516,836	516,836
Trade payables	16			31,060	31,060		46,269	46,269
Derivative financial instruments	17		60,468		60,468	69,472		69,472
Concessions payable	17			74,177	74,177		77,296	77,296
Total			60,468	38,473,476	38,533,944	69,472	36,811,397	36,880,869

Total Liabilities		672,280	324,215	58,342,488	59,338,983	486,407	55,175,650	55,662,057

Schedule of fair value hierarchy

Consolidated			12/31/2023			12/31/2022
	Level 1	Level 2	Balances	Level 1	Level 2	Balances
Assets
Current
Financial investments	1,493,204		1,493,204	1,184,895		1,184,895
Derivative financial instruments	32,211		32,211
Trading securities	7,198		7,198	9,596		9,596
Non-current
Investments	78,737		78,737	94,700		94,700
Total Assets	1,611,350		1,611,350	1,289,191		1,289,191

Liabilities
Current
Derivative financial instruments		263,747	263,747		416,935	416,935
Non-current
Derivative financial instruments		60,468	60,468		69,472	69,472
Total Liabilities		324,215	324,215		486,407	486,407

Schedule of net exposure

	12/31/2023	12/31/2022
Foreign Exchange Exposure	(Amounts in US$’000)	(Amounts in US$’000)
Cash and cash equivalents overseas	2,228,736	1,191,036
Trade receivables	292,028	315,920
Financial investments	15,597	26,930
Borrowings and financing	(5,615,893)	(4,594,471)
Trade payables	(524,622)	(366,149)
Others	(42,474)	(23,079)
Natural Gross Foreign Exchange Exposure (assets - liabilities)	(3,646,628)	(3,449,813)
Cash flow hedge accounting	3,931,879	4,409,760
Exchange rate swap CDI x Dollar	(67,000)	(67,000)
Exchange rate swap Real x Dollar	(115,000)	(115,000)
Net foreign exchange exposure	103,251	777,947

Schedule of sensitivity analysis

				12/31/2023
Currency	Exchange rate	Probable scenario	Scenario 1	Scenario 2
USD	4.8413	4.9408	6.0516	7.2620
EUR	5.3516	5.3474	6.6895	8.0274
USD x EUR	1.1054	1.0823	1.3818	1.6581

Schedule of effects on scenarios 1 and 2

Instruments	Notional	Risk	Probable scenario (*) R$	Scenario 1 R$	Scenario 2 R$

Gross exchange position	(3,646,628)	Dollar	(362,839)	(4,413,605)	(8,827,210)

Cash flow hedge accounting	3,931,879	Dollar	391,222	4,758,851	9,517,703

Exchange rate swap CDI x Dollar	(67,000)	Dollar	(6,666)	(81,092)	(162,184)

Exchange rate swap Real x Dollar	(115,000)	Dollar	(11,443)	(139,187)	(278,375)

Net exchange position	103,251	Dollar	10,274	124,967	249,934

(*)	The probable scenarios were calculated considering the following variations for the risks: Real x Dollar – devaluation of the Real by 2.06% / Real x Euro - valuation of the Real by 0.8% / Euro x Dollar - appreciation of the Dollar by 2.09%. Source: Central Bank of Brazil and European Central Bank quotations on February 20, 2024.

Schedule of changes in interest rates

			Consolidated
			12/31/2023
Interest	Interest rate	Scenario 1	Scenario 2
CDI	11.65%	14.56%	17.48%
TJLP	6.55%	8.19%	9.83%
IPCA	4.62%	5.78%	6.93%
SOFR 6M	5.16%	6.45%	7.74%
SOFR	5.38%	6.73%	8.07%
EURIBOR 3M	3.91%	4.89%	5.86%
EURIBOR 6M	3.86%	4.83%	5.79%

Schedule of effects on profit and loss

						Consolidated
Changes in interest rates	% p.a	Assets	Liabilities	Probable scenario (*)	Scenario 1	Scenario 2
CDI	11.65	5,145,643	(15,051,974)	(11,060,419)	(11,348,940)	(11,637,462)
TJLP	6.55		(850,558)	(906,270)	(920,197)	(934,125)
IPCA	4.62		(34,181)	(35,761)	(36,155)	(36,550)
SOFR 6M	5.16		(3,609,189)	(3,795,341)	(3,841,879)	(3,888,417)
SOFR	5.38		(3,936,332)	(4,148,107)	(4,201,050)	(4,253,994)
EURIBOR 3M	3.91		(415,455)	(431,695)	(435,755)	(439,815)
EURIBOR 6M	3.86		(26,008)	(27,012)	(27,263)	(27,514)

(*)	The sensitivity analysis is based on the premise of maintaining the market values as of December 31, 2023 as a probable scenario recorded in the company´s assets and liabilities.

Schedule of derivative instrument

				12/31/2023	12/31/2023	12/31/2022	12/31/2023	12/31/2022	12/31/2023	12/31/2022
		Appreciation (R$)		Fair value (market)	Other income and expenses (note 25)		Other comprehensive income		Exchange variation
Maturity	Notional	Asset position	Liability position	Amounts receivable / (payable)
05/31/2022 (Settled)	Platts					23,374				(1,087)
12/01/2022 to 12/31/2022 (Settled)	Platts					(75,664)		341,269		(3,246)
01/01/2023 to 11/30/2023 (Settled)	Platts				(527,076)				(11,844)
12/01/2023 to 12/31/2023 (*)	Platts	1,708,582	(1,972,329)	(263,747)	(263,853)				599
01/01/2024 to 01/31/2024	Platts	2,122,502	(2,411,003)	(288,501)			(288,501)		4,477
02/01/2024 to 02/28/2024	Platts	1,314,990	(1,504,462)	(189,472)			(189,472)		3,370
03/01/2024 to 03/31/2024	Platts	1,348,909	(1,440,328)	(91,419)			(91,419)		889
04/01/2024 to 04/30/2024	Platts	964,254	(1,028,079)	(63,825)			(63,825)		789
05/01/2024 to 05/31/2024	Platts	783,144	(817,011)	(33,867)			(33,867)		365
06/01/2024 to 06/30/2024	Platts	283,636	(288,832)	(5,196)			(5,196)		32
		8,526,017	(9,462,044)	(936,027)	(790,929)	(52,290)	(672,280)	341,269	(1,323)	(4,333)

(*)	The transaction matured on December 31, 2023 and was settled at the beginning of January 2024.

Schedule of changes in cash flow hedge accounting

	12/31/2022	Movement	Realization	12/31/2023
Cash flow hedge accounting – “Platts”	(341,269)	(1,121,940)	790,929	(672,280)
Income tax and social contribution on cash flow hedge accounting	116,031	381,460	(268,916)	228,575
Fair Value of cash flow accounting - Platts, net	(225,238)	(740,480)	522,013	(443,705)

Schedule of sensitivity analysis for Platts price risks

	12/31/2023
Maturity	Probable scenario (*) R$	Scenario 1 R$	Scenario 2 R$
01/01/2024 to 01/31/2024	(202,888)	(783,153)	(1,363,417)
02/01/2024 to 02/29/2024	(50,344)	(390,249)	(730,155)
03/01/2024 to 03/31/2024	79,161	(239,566)	(558,293)
04/01/2024 to 04/30/2024	55,298	(172,219)	(399,736)
05/01/2024 to 05/31/2024	59,651	(121,760)	(303,171)
06/01/2024 to 06/30/2024	27,517	(37,046)	(101,609)
	(31,605)	(1,743,993)	(3,456,381)
(*)	The probable scenario was calculated considering the “Platts” price on February 20, 2024.

Schedule of relations of hedge

									12/31/2023
Designation Date	Hedging Instrument	Hedged item	Type of hedged risk	Hedged period	Exchange rate on designation	Designated amounts (US$’000)	Amortizated part (USD'000)	Effect on Result (*) (R$'000)	Impact on Shareholders' equity (R$'000)
2/4/2018	Bonds	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	July 2018 - February 2023	3.3104	1,170,045	(1,170,045)	(281,258)
07/31/2019	Bonds and Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	January 2020 - April 2026	3.7649	1,342,761	(871,761)	(57,873)	(506,984)
10/1/2020	Bonds	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	March 2020 to November 2025 until December 2050	4.0745	1,416,000	(1,404,021)		(1,332,313)
01/28/2020	Bonds	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	March 2027 - January 2028	4.2064	1,000,000			(634,900)
1/6/2022	Bonds and Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	June 2022 - April 2032	4.7289	1,145,300	(137,300)	(24,475)	(113,299)
1/6/2022	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	June 2022 - May 2033	4.7289	878,640	(110,740)	(14,312)	(86,312)
1/12/2022	Advance on foreign exchange contract	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	December 2022 - November 2023	5.1643	60,000	(60,000)	16,398
1/12/2022	Advance on foreign exchange contract	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	December 2022 - December 2025	5.2565	100,000			41,520
1/12/2022	Advance on foreign exchange contract	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	December 2022 - January 2024	5.2660	50,000			21,235
1/12/2022	Advance on foreign exchange contract	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	December 2022 - November 2023	5.3270	20,000	(20,000)	8,720
1/12/2022	Bonds	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	December 2022 - June 2031	5.0360	490,000	(37,000)	(606)	88,199
1/12/2022	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	December 2022 - June 2027	5.0360	70,000			13,629
Total						7,742,746	(3,810,867)	(353,406)	(2,509,225)

(*)	The realization of Hedge accounting cash flow is recognized in Other operating income and expenses, note 27.

Schedule of hedge accounting movements

				Consolidated
	12/31/2022	Movement	Realization	12/31/2023
Cash flow hedge accounting	(4,434,697)	1,572,066	353,406	(2,509,225)
Income tax and social contribution on cash flow hedge accounting	1,507,797	(534,502)	(120,158)	853,137
Fair Value of cash flow accounting, net taxes	(2,926,900)	1,037,564	233,248	(1,656,088)

Schedule of liquidity risk

					Consolidated
At December 31, 2023	Less than one year	From one to two years	From two to five years	Over five years	Total
Borrowings, financing and debentures (note 13)	7,701,796	10,126,875	12,315,903	15,329,338	45,473,912
Lease Liabilities (note 15)	137,638	208,039	138,412	249,672	733,761
Derivative financial instruments (note 14 a)	936,027	60,468			996,495
Trade payables (note 16)	7,739,520	28,059	514	2,487	7,770,580
Trade payables - Drawee Risk (note 16 and 17)	4,209,434				4,209,434
Dividends and interest on equity (note 16 and 17)	80,624				80,624
	20,805,039	10,423,441	12,454,829	15,581,497	59,264,806

Schedule of fair values of assets and liabilities

		12/31/2023		12/31/2022
	Closing Balance	Fair value	Closing Balance	Fair value
Fixed Rate Notes (*)	15,030,441	12,825,475	15,656,088	13,782,836
(*)	Source: Bloomberg

Schedule of position of the derivatives

									Consolidated
							12/31/2023	12/31/2022	12/31/2021
				Appreciation (R$)		Fair value (market)	Impact on financial income (expenses) (note 26)
Instrument	Maturity	Functional Currency	Notional amount	Asset position	Liability position	Amounts receivable / (payable)
Exchange rate swap

Exchange rate swap Dollar x Euro	Settled	Dollar							7,119
Exchange rate swap Dollar x Real	Settled	Dollar						176,991	37,322
Exchange rate swap CDI x Dollar	Settled	Dollar					31,469	43,817	(9,960)
Exchange rate swap Dollar x Euro	5/2/2024	Dollar	20,000			9,567	9,567
Exchange rate swap CDI x Dollar	10/4/2028	Real	680,000	748,622	(736,499)	12,123	12,122
Exchange rate swap Dollar x Real	10/6/2027	Dollar	115,000	572,648	(633,116)	(60,468)	(96,602)	(11,467)
Total Swap			815,000	1,321,270	(1,369,615)	(38,778)	(43,444)	209,341	34,481

Interest rate swap
Interest rate (Debentures) CDI x IPCA	07/15/2031	Real	576,448	681,828	(627,557)	54,271	55,829	(67,471)	(17,432)
Interest rate (Debentures) CDI x IPCA	07/15/2032	Real	745,000	859,068	(821,688)	37,380	5,842	(36,571)
Interest rate (Debentures) CDI x IPCA	07/15/2036	Real	423,552	479,374	(471,900)	7,474	49,964	(25,057)	(17,488)
Interest rate (Debentures) CDI x IPCA	07/15/2037	Real	655,382	706,622	(697,546)	9,076	(53,027)	(25,579)
Interest rate (Debentures) CDI x IPCA	02/16/2032	Real	600,000	699,420	(638,471)	60,949	22,690	(24,089)
Interest rate (Debentures) CDI x IPCA	2/12/2032	Real	600,000	707,137	(653,164)	53,973	16,462	(79,130)
Interest rate (Debentures) CDI x IPCA	07/15/2030	Real	325,384	346,536	(337,730)	8,806	8,806
Interest rate (Debentures) CDI x IPCA	07/15/2033	Real	183,185	202,594	(195,441)	7,153	7,153
Interest rate (Debentures) CDI x IPCA	07/14/2038	Real	203,620	208,937	(209,962)	(1,025)	(1,025)
Total interest rate (Debentures) CDI x IPCA			4,312,571	4,891,515	(4,653,458)	238,057	112,694	(257,897)	(34,920)

				6,212,785	(6,023,073)	199,279	69,250	(48,556)	(439)

Schedule of balance sheet and statement of income

						12/31/2023	12/31/2022	12/31/2021
Instruments	Assets		Liabilities			Financial income (expenses), net (note 26)
	Current	Total	Current	Non-current	Total
Exchange rate swap (NDF) Dollar x real (settled)							176,991	37,322
Iron ore derivative	10,521	10,521	(936,027)		(936,027)
Exchange rate swap Dollar x Euro	9,567	9,567				9,567		7,119
Exchange rate swap CDI x Dollar	12,123	12,123				43,591	43,817	(9,960)
Exchange rate swap CDI x IPCA (1)				238,057	238,057	112,694	(257,897)	(34,920)
Exchange rate swap Dollar x real				(60,468)	(60,468)	(96,602)	(11,467)
	32,211	32,211	(936,027)	177,589	(758,438)	69,250	(48,556)	(439)

Schedule of other operating income and expenses

Class of shares	12/31/2023				12/31/2022				12/31/2023	12/31/2022	12/31/2021
	Quantity	Equity interest (%)	Share price	Closing Balance	Quantity	Equity interest (%)	Share price	Closing Balance	Profit or loss (notes 26 and 27)
USIM3	106,620,851	15.12%	9.20	980,912	106,620,851	15.12%	7.41	790,061	190,851	(757,008)	(121,593)
USIM5	55,144,456	10.07%	9.29	512,292	55,144,456	10.07%	7.16	394,834	117,458	(441,156)	506,890
				1,493,204				1,184,895	308,309	(1,198,164)	385,297
PATI3	2,705,726	11.31%	29.10	78,737	2,705,726	11.31%	35.00	94,700	(15,963)	(95,620)	109,254
				1,571,941				1,279,595	292,346	(1,293,784)	494,551

Schedule of sensitivity analysis for stock price risks

		12/31/2023
Class of shares	Probable scenario	Scenario 1	Scenario 2
	5%	25%	50%
USIM3	(49,046)	(245,228)	(490,456)
USIM5	(25,615)	(128,073)	(256,146)
PATI3	(3,937)	(19,684)	(39,368)

Schedule of capital management

Thousands of reais	12/31/2023	12/31/2022
Shareholder's equity (equity)	19,684,838	21,907,929
Borrowings and Financing (Third-party capital)	44,859,075	40,918,742
Gross Debit/Shareholder's equity	2.28	1.87